Inventories and contracts in progress (Tables)	12 Months Ended
Dec. 31, 2024
Inventories and contracts in progress
Schedule of inventories and contracts in progress

	As of December 31,
in 000€	2024	2023	2022
Raw materials	9,007	9,061	7,975
Work in progress	4,237	4,070	4,626
Finished goods	3,158	3,266	2,837
Contracts in progress	590	637	643
Total inventories and contracts in progress	16,992	17,034	16,081